Shareholders' Equity (Schedule of stock option activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity [Abstract]
Outstanding, beginning balance	89,925	309,792	519,785
Granted	5,704	0	0
Forfeited and cancelled	(106)	(12,876)	(10,750)
Exercised	(73,421)	(206,991)	(199,243)
Outstanding, ending balance	22,102	89,925	309,792
Excercisable at year end	16,398	63,253	225,110
Exercisable at December 31, 2021	16,398
Weighted average exercise price, Outstanding, beginning balance	$ 3.80	$ 3.29	$ 3.16
Weighted average exercise price, Granted	36.45	0	0
Weighted average exercise price, Forfeited and cancelled	4.38	3.74	2.41
Weighted average exercise price, Exercised	3.67	3.04	2.69
Weighted average exercise price, Outstanding, ending balance	12.66	3.80	3.29
Weighted average exercise price, Exercisable, ending balance	4.38	$ 3.55	$ 3.08
Weighted average exercise price, Exercisable at December 31, 2021	$ 4.38
Weighted average Remaining Contractual term (years), Outstanding	3 years 8 months 27 days
Weighted average Remaining Contractual term (years), Exercisable	2 years 8 months 23 days
Aggregate intrinsic Value, Outstanding	$ 738	$ 1,628	$ 2,343
Aggregate intrinsic Value, Exercisable	$ 683	$ 1,161	$ 1,746